Income and Expenses - Summary of Revenues from Contracts with Customers (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 218,388	₱ 216,833	₱ 210,953
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	212,186	208,382	201,832
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	6,202	8,451	9,121
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	212,186	208,382	201,832
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	6,202	8,451	9,121
Elimination of intersegment amounts [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,738)	(15,391)	(14,182)
Elimination of intersegment amounts [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,737)	(15,391)	(14,181)
Elimination of intersegment amounts [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(1)		(1)
Elimination of intersegment amounts [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,737)	(15,391)	(14,181)
Elimination of intersegment amounts [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(1)		(1)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	103,316	105,734	104,401
Wireless [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	97,568	97,779	95,677
Wireless [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	5,748	7,955	8,724
Wireless [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	97,568	97,779	95,677
Wireless [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	5,748	7,955	8,724
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	130,810	126,490	120,734
Fixed Line [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	130,355	125,994	120,336
Fixed Line [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	455	496	398
Fixed Line [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	130,355	125,994	120,336
Fixed Line [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 455	₱ 496	₱ 398